11. Right-of-use asset (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Right-of-use Asset
Right-of-use asset, beginning	$ 0
Incorporation by adoption of IFRS 16	421,991
Additions	3,062
Depreciation for the year	(164,116)	$ 0	$ 0
Right-of-use asset, ending	$ 260,937	$ 0